Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 07, 2013
Loans [Abstract]
Balance, beginning of period	$ 0	$ (6,650)
Impact of acquisition/purchase on June 7, 2013	6,650
Accretion	(2,234)
Adjustment for payoffs	(104)
Adjustment for charge-offs	(4)
Increase in accretable yield	9,182 [1]
Balance, end of period	$ 13,490	$ (6,650)

[1]	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and also due to the impact of changes in actual and expected timing of the cash flows.